CONSOLIDATED BALANCE SHEETS - USD ($)		Dec. 31, 2018	Sep. 30, 2018	Sep. 30, 2017
CURRENT ASSETS:
Cash and cash equivalents		$ 1,887,280	$ 1,739,174	$ 836,468
Accounts receivable trade		670,973	2,453	342,605
Due from related party		176,434	263,079	96,264
Inventories		57,530	60,697	46,586
Prepaid expenses and other current assets		55,200	44,597	29,060
Total current assets		2,847,417	2,110,000	1,350,983
NON-CURRENT ASSETS:
Vessel, net		6,995,350	7,070,404	7,366,935
Deferred charges, net		341,070	443,394	0
Total non-current assets		7,336,420	7,513,798	7,366,935
Total assets		10,183,837	9,623,798	8,717,918
CURRENT LIABILITIES:
Accounts payable		244,371	33,483	105,104
Unearned revenue		47,708	0	0
Accrued liabilities		140,734	115,733	119,170
Total current liabilities		432,813	149,216	224,274
Commitments and contingencies
SHAREHOLDERS' EQUITY:
Preferred shares		492	492	492
Common shares, $0.001 par value; 1,950,000,000 shares authorized; 2,400,000 shares issued and outstanding as of September 30, 2017, 2018 and December 31, 2018, respectively		2,400	2,400	2,400
Additional paid-in capital		7,612,108	7,612,108	7,612,108
Retained earnings		2,136,024	1,859,582	878,644
Total shareholders' equity		9,751,024	9,474,582	8,493,644
Total liabilities and shareholders' equity		10,183,837	9,623,798	8,717,918
Series A Preferred Shares [Member]
SHAREHOLDERS' EQUITY:
Preferred shares		480	480	480
Additional paid-in capital	[1]	2,740,480	2,740,480	2,740,480
Series B Preferred Shares [Member]
SHAREHOLDERS' EQUITY:
Preferred shares		12	12	12
Additional paid-in capital	[1]	$ 12	$ 12	$ 12

[1]	There are no issuance costs.